INVENTORIES (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
INVENTORIES
Finished products				$ 55,000
Work in process and inventoried costs under long-term contracts	78,796,000	71,855,000	79,529,000	105,460,000
Customer advances	(27,288,000)	(34,582,000)	(41,575,000)	(49,734,000)
Materials and purchased parts	858,000	1,086,000	2,699,000	1,824,000
Net inventories	52,366,000	38,359,000	40,653,000	57,605,000
Costs incurred outside the scope of work or in advance of a contract award	1,900,000	1,200,000	100,000	900,000
General and administrative amounts for certain government contracts remaining in inventory	$ 4,700,000	$ 4,800,000	$ 4,000,000	$ 5,000,000